Schedule of Investments

Emerald Growth Fund

January 31, 2024 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 98.91%
Consumer Discretionary: 8.24%
640,411	Arhaus, Inc.(a)	$7,486,405
162,414	BJ's Restaurants, Inc.(a)	5,621,149
139,573	Churchill Downs, Inc.	16,884,146
153,294	Chuy's Holdings, Inc.(a)	5,182,870
108,286	Jack in the Box, Inc.	8,443,059
222,486	National Vision Holdings, Inc.(a)	4,229,459
56,193	Ollie's Bargain Outlet Holdings, Inc.(a)	4,041,962
709,735	PlayAGS, Inc.(a)	6,181,792
423,234	Portillo's, Inc.(a)	5,815,235
403,512	Sun Country Airlines Holdings, Inc.(a)	5,491,798
45,695	Visteon Corp.(a)	5,268,177
		74,646,052

Consumer Staples: 4.45%
113,810	Celsius Holdings, Inc.(a)	5,679,119
237,734	Freshpet, Inc.(a)	20,468,898
191,790	Simply Good Foods Co.(a)	7,249,662
334,793	Utz Brands, Inc.	5,925,836
549,239	Zevia PBC, Class A(a)	933,706
		40,257,221

Consumer, Cyclical: 2.09%
72,167	Light & Wonder, Inc.(a)	5,800,784
299,186	OneSpaWorld Holdings, Ltd.(a)	4,077,905
483,073	Savers Value Village, Inc.(a)	9,028,634
		18,907,323

Consumer, Non-cyclical: 6.18%
60,852	Akero Therapeutics, Inc.(a)	1,315,012
250,442	Alphatec Holdings, Inc.(a)	4,029,612
242,995	Bridgebio Pharma, Inc.(a)	8,332,298
463,884	Cymabay Therapeutics, Inc.(a)	10,905,913
106,865	Flywire Corp.(a)	2,283,705
201,742	Ironwood Pharmaceuticals, Inc.(a)	2,862,719
283,108	Quanterix Corp.(a)	6,253,856
237,666	RadNet, Inc.(a)	8,786,512
107,983	Soleno Therapeutics, Inc.(a)	5,005,012
698,168	Travere Therapeutics, Inc.(a)	6,234,640
		56,009,279

Energy: 2.49%
46,081	Cactus, Inc.	1,955,678
16,462	Matador Resources Co.	903,599
202,297	Northern Oil and Gas, Inc.	6,776,949
827,323	TETRA Technologies, Inc.(a)	3,466,483
79,865	Valaris, Ltd.(a)	4,941,248
Shares		Value (Note 2)
Energy (continued)
50,010	Weatherford International PLC(a)	$4,478,396
		22,522,353

Financial Services: 9.59%
126,940	Axos Financial, Inc.(a)	7,036,284
328,000	Banc of California, Inc.	4,519,840
387,715	BRP Group, Inc., Class A(a)	8,700,325
55,000	First Foundation, Inc.	523,600
72,313	Houlihan Lokey, Inc.	8,661,651
105,767	LendingTree, Inc.(a)	3,420,505
48,668	Metropolitan Bank Holding Corp.(a)	2,359,911
162,281	Mid Penn Bancorp, Inc.	3,469,568
203,402	Moelis & Co., Class A	11,181,008
138,548	Pacific Premier Bancorp, Inc.	3,514,963
200,469	Palomar Holdings, Inc.(a)	12,002,079
58,934	Popular, Inc.	5,035,910
379,465	Skyward Specialty Insurance Group, Inc.(a)	11,801,361
329,741	Trinity Capital, Inc.	4,573,508
		86,800,513

Health Care: 21.61%
685,811	ACADIA Pharmaceuticals, Inc.(a)	17,769,363
326,937	Amylyx Pharmaceuticals, Inc.(a)	5,230,992
189,955	AtriCure, Inc.(a)	6,469,867
199,769	Blueprint Medicines Corp.(a)	15,887,628
290,978	Collegium Pharmaceutical, Inc.(a)	9,590,635
171,414	CVRx, Inc.(a)	4,305,920
37,952	Cytokinetics, Inc.(a)	2,965,190
434,143	Deciphera Pharmaceuticals, Inc.(a)	6,216,928
28,897	Haemonetics Corp.(a)	2,209,465
319,087	ImmunoGen, Inc.(a)	9,355,631
88,339	Immunovant, Inc.(a)	3,216,423
388,998	Insmed, Inc.(a)	10,814,144
23,471	Integer Holdings Corp.(a)	2,378,082
163,363	Intra-Cellular Therapies, Inc.(a)	11,000,864
202,964	LivaNova PLC(a)	9,880,287
38,632	Madrigal Pharmaceuticals, Inc.(a)	8,371,941
254,713	MannKind Corp.(a)	850,741
163,062	Merit Medical Systems, Inc.(a)	12,767,755
817,438	NeoGenomics, Inc.(a)	12,138,954
111,685	Orthofix Medical, Inc.(a)	1,551,305
326,685	Privia Health Group, Inc.(a)	6,585,970
219,470	TransMedics Group, Inc.(a)	18,823,942
618,090	Treace Medical Concepts, Inc.(a)	8,331,853
203,776	Ultragenyx Pharmaceutical, Inc.(a)	8,988,559
		195,702,439

Industrials: 19.96%
188,509	AAR Corp.(a)	11,465,117

Shares		Value (Note 2)
Industrials (continued)
99,550	AeroVironment, Inc.(a)	$12,009,712
266,007	ATI, Inc.(a)	10,871,706
305,290	Carpenter Technology Corp.	18,802,811
106,526	Chart Industries, Inc.(a)	12,433,715
69,274	Exponent, Inc.	6,109,274
10,312	Fabrinet(a)	2,201,715
560,093	First Advantage Corp.(a)	9,168,723
341,011	FTAI Aviation Ltd	18,397,544
55,672	Herc Holdings, Inc.	8,211,063
108,996	HireRight Holdings Corp.(a)	1,351,550
15,808	Installed Building Products, Inc.	3,080,189
781,929	Kratos Defense & Security Solutions, Inc.(a)	13,238,058
306,806	Montrose Environmental Group, Inc.(a)	8,961,803
127,055	NV5 Global, Inc.(a)	13,326,799
186,190	RXO, Inc.(a)	3,872,752
104,563	TriNet Group, Inc.(a)	11,888,813
		180,727,016

Producer Durables: 0.72%
96,627	Tidewater, Inc.(a)	6,492,368

Real Estate: 1.47%
66,884	Ryman Hospitality Properties, Inc.	7,350,552
100,633	Terreno Realty Corp.	6,010,809
		13,361,361

Technology: 22.11%
89,992	Agilysys, Inc.(a)	7,533,230
43,220	Clear Secure, Inc.	822,477
115,969	Cogent Communications Holdings, Inc.	8,952,807
90,297	Coherent, Inc.(a)	4,292,719
518,063	Credo Technology Group Holding, Ltd.(a)	10,625,472
245,090	FormFactor, Inc.(a)	9,502,139
298,186	Harmonic, Inc.(a)	3,488,776
51,811	Impinj, Inc.(a)	5,024,631
1,177,594	indie Semiconductor, Inc.(a)	7,147,996
16,317	IPG Photonics Corp.(a)	1,597,271
64,775	Kulicke & Soffa Industries, Inc.	3,259,478
121,293	MACOM Technology Solutions Holdings, Inc.(a)	10,459,095
121,070	MediaAlpha, Inc., Class A(a)	1,543,643
61,584	Napco Security Technologies, Inc.	2,140,044
66,715	Onto Innovation, Inc.(a)	10,774,473
343,088	PDF Solutions, Inc.(a)	10,704,346
57,234	Perficient, Inc.(a)	3,899,352
221,041	Q2 Holdings, Inc.(a)	9,405,295
157,661	Rambus, Inc.(a)	10,804,508
150,274	Rapid7, Inc.(a)	8,269,578
451,846	SkyWater Technology, Inc.(a)	3,903,949
44,380	Super Micro Computer, Inc.(a)	23,504,092
31,895	Synaptics, Inc.(a)	3,406,705
Shares		Value (Note 2)
Technology (continued)
345,209	Tenable Holdings, Inc.(a)	$16,259,344
414,017	Varonis Systems, Inc.(a)	18,581,083
473,832	Zuora, Inc., Class A(a)	4,330,824
		200,233,327

	Total Common Stocks
	(Cost $660,777,637)	895,659,252

SHORT-TERM INVESTMENT: 0.54%
	First American Government Obligations Fund
4,874,661	5.264% (12/31/49)	4,874,661

	Total Short-Term Investment
	(Cost $4,874,661)	4,874,661

Total Investments: 99.45%
(Cost $665,652,298)		900,533,913

Other Assets In Excess Of Liabilities: 0.55%		4,966,832
Net Assets: 100.00%		$905,500,745

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Insights Fund

January 31, 2024 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 98.84%
Communications: 2.54%
238	Netflix, Inc.(a)	$134,258
3,229	Pinterest, Inc., Class A(a)	120,991
3,823	Uber Technologies, Inc.(a)	249,527
		504,776

Consumer Discretionary: 15.46%
6,879	Amazon.com, Inc.(a)	1,067,621
68	AutoZone, Inc.(a)	187,825
45	Chipotle Mexican Grill, Inc.(a)	108,395
1,424	Churchill Downs, Inc.	172,261
322	Costco Wholesale Corp.	223,751
263	Home Depot, Inc.	92,828
807	Hyatt Hotels Corp., Class A	103,594
29,680	Latham Group, Inc.(a)	75,090
306	Lululemon Athletica, Inc.(a)	138,869
17,260	PlayAGS, Inc.(a)	150,335
1,248	Take-Two Interactive Software, Inc.(a)	205,833
970	Tesla, Inc.(a)	181,671
3,803	TJX Cos., Inc.	360,943
		3,069,016

Consumer Staples: 2.00%
715	Constellation Brands, Inc., Class A	175,232
2,575	Freshpet, Inc.(a)	221,708
		396,940

Consumer, Cyclical: 1.07%
11,316	Savers Value Village, Inc.(a)	211,496

Consumer, Non-cyclical: 1.46%
707	Amgen, Inc.	222,182
1,060	Apellis Pharmaceuticals, Inc.(a)	67,087
		289,269

Energy: 5.84%
5,348	Ameresco, Inc., Class A(a)	109,260
2,911	Cactus, Inc.	123,543
1,414	Cheniere Energy, Inc.	231,882
2,149	EQT Corp.	76,074
4,669	New Fortress Energy, Inc.	155,151
5,026	Northern Oil and Gas, Inc.	168,371
70,410	TETRA Technologies, Inc.(a)	295,018
		1,159,299

Financial Services: 3.33%
3,085	Charles Schwab Corp.	194,108
6,465	HomeStreet, Inc.(a)	88,958
3,269	Palomar Holdings, Inc.(a)	195,715
Shares		Value (Note 2)
Financial Services (continued)
2,860	Western Alliance Bancorp	$182,926
		661,707

Health Care: 11.73%
2,153	Abbott Laboratories	243,612
13,851	ACADIA Pharmaceuticals, Inc.(a)	358,879
219	Eli Lilly & Co.	141,389
3,312	Immunovant, Inc.(a)	120,590
8,199	Insmed, Inc.(a)	227,932
1,703	Integer Holdings Corp.(a)	172,548
1,467	Intra-Cellular Therapies, Inc.(a)	98,788
1,077	Lantheus Holdings, Inc.(a)	55,929
3,030	LivaNova PLC(a)	147,500
1,680	Merit Medical Systems, Inc.(a)	131,544
162	Regeneron Pharmaceuticals, Inc.(a)	152,730
2,586	TransMedics Group, Inc.(a)	221,801
500	UnitedHealth Group, Inc.	255,870
		2,329,112

Industrials: 9.28%
1,826	Chart Industries, Inc.(a)	213,131
5,650	GXO Logistics, Inc.(a)	307,247
12,640	Kratos Defense & Security Solutions, Inc.(a)	213,995
13,695	MP Materials Corp.(a)	216,518
3,160	Shift4 Payments, Inc.(a)	226,920
1,307	Visa, Inc., Class A	357,151
3,354	WillScot Mobile Mini Holdings Corp.(a)	158,644
1,730	XPO, Inc.(a)	147,811
		1,841,417

Technology: 45.72%
327	Adobe, Inc.(a)	202,014
7,007	Alphabet, Inc., Class A(a)	981,681
8,207	Apple, Inc.	1,513,371
164	Broadcom, Ltd.	193,520
999	Cadence Design Systems, Inc.(a)	288,171
1,297	Crowdstrike Holdings, Inc., Class A(a)	379,372
4,570	Darling Ingredients, Inc.(a)	197,881
26,383	indie Semiconductor, Inc.(a)	160,145
5,130	Match Group, Inc.(a)	196,889
1,847	Meta Platforms, Inc., Class A(a)	720,588
5,331	Microsoft Corp.	2,119,499
536	Mongodb Inc(a)	214,679
1,922	NVIDIA Corp.	1,182,549
935	Palo Alto Networks, Inc.(a)	316,507
20,723	SkyWater Technology, Inc.(a)	179,047
4,876	Tenable Holdings, Inc.(a)	229,660
		9,075,573

Shares		Value (Note 2)
Utilities: 0.41%
9,341	Aris Water Solutions, Inc.	$81,267

	Total Common Stocks
	(Cost $13,269,609)	19,619,872

SHORT-TERM INVESTMENT: 1.83%
	First American Government Obligations Fund
363,140	5.264% (12/31/49)	363,140

	Total Short-Term Investment
	(Cost $363,140)	363,140

Total Investments: 100.67%
(Cost $13,632,749)		19,983,012

Liabilities In Excess Of Other Assets: (0.67)%		(132,887)
Net Assets: 100.00%		$19,850,125

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Finance & Banking Innovation Fund

January 31, 2024 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 98.83%
Communications: 1.32%
Telecommunications: 1.32%
43,855	DigitalBridge Group, Inc.	$861,313

Financial Services: 97.51%
Banks: 63.58%
5,295	Atlantic Union Bankshares Corp.	180,877
31,241	Axos Financial, Inc.(a)	1,731,689
95,795	Banc of California, Inc.	1,320,055
33,233	Bancorp, Inc.(a)	1,450,288
17,690	Bank OZK	797,996
16,270	Byline Bancorp, Inc.	355,337
28,341	Citizens Financial Group, Inc.	926,751
50,680	CNB Financial Corp.	1,082,018
26,310	Coastal Financial Corp.(a)	1,049,769
115,742	Community Heritage Financial, Inc.	1,996,549
24,264	Community West Bancshares	377,548
72,301	ConnectOne Bancorp, Inc.	1,651,355
16,849	Customers Bancorp, Inc.(a)	900,411
17,640	Esquire Financial Holdings, Inc.	879,530
4,530	Fifth Third Bancorp	155,107
187,346	Finwise Bancorp(a)	2,587,248
21,418	First BanCorp	357,252
20,920	First Financial Bankshares, Inc.	653,332
185,953	First Foundation, Inc.	1,770,273
9,792	Firstsun Capital Bancorp(a)	352,512
18,040	Five Star Bancorp	429,893
23,252	Flushing Financial Corp.	372,730
83,340	F.N.B. Corp.	1,098,421
112,091	LINKBANCORP, Inc.	799,209
14,004	Live Oak Bancshares, Inc.	509,325
5,279	M&T Bank Corp.	729,030
53	Mechanics Bank/Walnut Creek CA	1,272,000
40,807	Metropolitan Bank Holding Corp.(a)	1,978,731
32,033	Northeast Bancorp	1,756,369
9,770	OFG Bancorp	359,243
4,672	Origin Bancorp, Inc.	142,496
14,376	Pacific Premier Bancorp, Inc.	364,719
16,572	Pathward Financial, Inc.	858,098
17,240	Pinnacle Financial Partners, Inc.	1,523,671
11,196	Popular, Inc.	956,698
68,143	Primis Financial Corp.	899,488
10,563	Prosperity Bancshares, Inc.	675,081
1,820	South State Corp.	151,242
19,108	Third Coast Bancshares, Inc.(a)	363,052
1,163	Triumph Financial, Inc.(a)	82,166
43,600	Valley National Bancorp	419,432
19,470	Webster Financial Corp.	963,376
47,437	Western Alliance Bancorp	3,034,071
Shares		Value (Note 2)
Banks (continued)
11,390	Wintrust Financial Corp	$1,104,602
		41,419,040

Banks: Diversified: 21.33%
18,502	Ameris Bancorp	918,439
30,260	Cadence Bank	805,521
30,416	Columbia Banking System, Inc.	613,186
12,617	East West Bancorp, Inc.	918,644
938	First Citizens BancShares, Inc., Class A, Class A	1,416,380
33,746	First Internet Bancorp	1,112,943
9,506	First Merchants Corp.	321,398
31,500	Home BancShares, Inc.	738,360
10,275	Huntington Bancshares, Inc.	130,801
16,946	Independent Bank Group, Inc.	819,339
93,343	KeyCorp	1,356,274
13,110	QCR Holdings, Inc.	765,755
58,688	Shore Bancshares, Inc.	759,423
25,937	Summit Financial Group, Inc.	733,758
10,408	Synovus Financial Corp.	391,965
34,953	Veritex Holdings, Inc.	734,362
32,452	Zions Bancorporation	1,359,739
		13,896,287

Banks: Savings, Thrift & Mortgage: 1.23%
35,072	Dime Community Bancshares, Inc.	799,992

Commercial Banks: 1.63%
74,562	First Horizon National Corp.	1,061,763

Consumer Lending: 1.25%
25,126	LendingTree, Inc.(a)	812,575

Diversified Financial Services: 1.88%
88,804	HomeStreet, Inc.(a)	1,221,943

Insurance: 2.53%
47,605	Skyward Specialty Insurance Group, Inc.(a)	1,480,516
8,854	Tiptree, Inc.	167,606
		1,648,122

Open End And Miscellaneous Investment Vehicles: 1.26%
59,403	Trinity Capital, Inc.	823,920

Property And Casualty Insurance: 2.82%
4,612	Kinsale Capital Group, Inc.	1,833,593

	Total Common Stocks
	(Cost $51,514,263)	64,378,548

Shares		Value (Note 2)
Property And Casualty Insurance (continued)
WARRANTS: 0.01%
62,749	Paysafe, Ltd., Strike Price $11.50, Expiration Date 12/31/2028	1,945

	Total Warrants
	(Cost $211,219)	$1,945

SHORT-TERM INVESTMENT: 1.53%
	First American Government Obligations Fund
998,465	5.264% (12/31/2049)	998,465

	Total Short-Term Investment
	(Cost $998,465)	998,465

Total Investments: 100.37%
(Cost $52,723,947)	65,378,958

Liabilities In Excess Of Other Assets: (0.37)%	(239,110)
Net Assets: 100.00%	$65,139,848

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments

January 31, 2024 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Emerald Growth Fund, Emerald Insights Fund, and Emerald Finance & Banking Innovation Fund (formerly known as "Emerald Banking and Finance Fund") (each a “Fund” and collectively, the “Funds”).

The Emerald Growth Fund and Emerald Insights Fund seek to achieve long-term growth through capital appreciation. The Emerald Finance & Banking Innovation Fund seeks to achieve long-term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Consolidated Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Quarterly Schedule of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Schedule of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern Time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by the Valuation Designee under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”)..

When such prices or quotations are not available, or when Emerald Mutual Fund Advisers Trust, (the “Adviser”), as the Funds’ Valuation Designee, believes that they are unreliable, securities may be priced using fair value procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board.

Fair Value Measurements: Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using Fair Value Pricing Procedures ("Pricing Procedures") approved by the Board. The Pricing Procedures have been adopted by the Board for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Funds’ Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds. A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

Emerald Funds	Notes to Quarterly Schedule of Investments

January 31, 2024 (Unaudited)

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of January 31, 2024:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks	$895,659,252	$–	$–	$895,659,252
Short-Term Investment	4,874,661	–	–	4,874,661
TOTAL	$900,533,913	$–	$–	$900,533,913

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Insights Fund
Common Stocks	$19,619,872	$–	$–	$19,619,872
Short-Term Investment	363,140	–	–	363,140
TOTAL	$19,983,012	$–	$–	$19,983,012

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Finance & Banking Innovation Fund
Common Stocks	$–	$–	$–	$–
Banks	$40,147,040	$1,272,000	$–	$41,419,040
Other	22,959,508	–	–	22,959,508
Short-Term Investment	998,465	–	–	998,465
Warrants	1,945	–	–	1,945
TOTAL	$64,106,958	$1,272,000	$–	$65,378,958

(a)	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

For the nine months ended January 31, 2024, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value. There were no transfers in/out of Level 3 securities during the period ended January 31, 2024.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Emerald Funds	Notes to Quarterly Schedule of Investments

January 31, 2024 (Unaudited)

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.